SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Foreign currency translation adjustments	$ 2,041	$ 3,874	$ 4,749
Total accumulated other comprehensive income	$ 2,041	$ 3,874	$ 4,749